Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment [text block]
	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Land	$8,873,981	865,956	(675,811)	(55,467)	9,008,659
Buildings	130,595,844	433,269	(3,786,388)	(3,231,856)	124,010,869
Machinery and equipment	798,046,434	1,827,188	(14,844,436)	15,135,124	800,164,310
Other equipment	32,419,736	4,140,108	(7,900,925)	700,229	29,359,148
	969,935,995	7,266,521	(27,207,560)	12,548,030	962,542,986
Accumulated depreciation and impairment loss:
Land	173,397	-	(54,186)	(119,211)	-
Buildings	36,028,301	3,216,571	(3,785,921)	(1,633,576)	33,825,375
Machinery and equipment	698,110,663	27,946,301	(14,694,674)	(4,027,879)	707,334,411
Other equipment	26,154,173	5,655,026	(7,883,150)	(208,469)	23,717,580
	760,466,534	36,817,898	(26,417,931)	(5,989,135)	764,877,366
Prepayments for purchase of land and equipment, and construction in progress	13,272,371	36,289,529	(29,206)	(22,265,225)	27,267,469
Net carrying amounts	$222,741,832				224,933,089

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification, effect of change in exchange rate and others	Balance, End of Year
	(in thousands)
Cost:
Land	$9,008,659	-	(161,728)	12,392	8,859,323
Buildings	124,010,869	53,706	(5,271,527)	2,426,312	121,219,360
Machinery and equipment	800,164,310	2,145,769	(13,164,282)	46,787,823	835,933,620
Other equipment	29,359,148	5,077,326	(1,775,217)	2,467,867	35,129,124
	962,542,986	7,276,801	(20,372,754)	51,694,394	1,001,141,427
Accumulated depreciation and impairment loss:
Buildings	33,825,375	3,097,807	(1,754,678)	862,822	36,031,326
Machinery and equipment	707,334,411	25,620,993	(12,828,449)	1,706,393	721,833,348
Other equipment	23,717,580	5,367,124	(1,775,840)	782,123	28,090,987
	764,877,366	34,085,924	(16,358,967)	3,351,338	785,955,661
Prepayments for purchase of land and equipment, and construction in progress	27,267,469	26,228,260	-	(47,095,020)	6,400,709
Net carrying amounts	$224,933,089				221,586,475